Financial Risk Management - Summary of Breakdown of the Financial Assets (Detail) - ARS ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial assets	$ 233,530	$ 170,759	$ 92,649
Current Trade Receivable [member]
Disclosure of financial assets [line items]
Financial assets	33,782
Current Trade Receivable [member] | Less than three months past due [member]
Disclosure of financial assets [line items]
Financial assets	23,060
Current Trade Receivable [member] | Between three and six months past due [member]
Disclosure of financial assets [line items]
Financial assets	5,948
Current Trade Receivable [member] | More than six months past due [member]
Disclosure of financial assets [line items]
Financial assets	4,774
Other Current Receivables [member]
Disclosure of financial assets [line items]
Financial assets	3,663
Other Current Receivables [member] | Less than three months past due [member]
Disclosure of financial assets [line items]
Financial assets	1,855
Other Current Receivables [member] | Between three and six months past due [member]
Disclosure of financial assets [line items]
Financial assets	616
Other Current Receivables [member] | More than six months past due [member]
Disclosure of financial assets [line items]
Financial assets	$ 1,192